Additional information on the consolidated statements of loss - Disclosure of detailed information about cost of sales (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Additional Information On Consolidated Statements Of Loss Line Items
Cost of sales	$ 262,881	$ 371,305
Royalty interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Cost of sales	272	245
Stream interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Cost of sales	13,437	13,181
Offtake interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Cost of sales	$ 249,172	$ 357,879